SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 19.4%
	U.S. Treasury Inflation-Indexed Notes,
	0.125% due 1/15/2030 - 1/15/2032	$8,630,021	$ 7,855,574
	1.625% due 4/15/2030	100,764	101,480
	U.S. Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,801,117
	3.875% due 12/31/2029 - 8/15/2034	3,113,000	3,082,720
	4.00% due 2/15/2034	1,030,000	1,019,539
	4.25% due 5/15/2035	2,750,000	2,754,727
	4.375% due 5/15/2034	1,614,000	1,639,471
	4.50% due 11/15/2033	850,000	873,242
	U.S. Treasury Strip Coupon, 6.215% due 8/15/2034	1,890,000	1,273,061
	Total U.S. Treasury Securities (Cost $20,089,794)		20,400,931
	U.S. Government Agencies — 7.9%
	Federal Farm Credit Banks Funding Corp., 3.00% due 3/8/2032	715,000	654,833
	Federal Home Loan Banks, 5.60% due 12/27/2034	400,000	399,344
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	568,393	549,582
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	125,000	122,291
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	350,000	346,994
[a]	2.512% due 1/15/2026	527,500	524,208
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	3,387	3,388
	Series 2007-20D Class 1, 5.32% due 4/1/2027	25,118	25,253
	Series 2007-20F Class 1, 5.71% due 6/1/2027	17,478	17,660
	Series 2007-20I Class 1, 5.56% due 9/1/2027	69,474	70,042
	Series 2007-20K Class 1, 5.51% due 11/1/2027	51,808	52,307
	Series 2008-20G Class 1, 5.87% due 7/1/2028	134,237	136,500
	Series 2011-20G Class 1, 3.74% due 7/1/2031	266,286	262,810
	Series 2011-20K Class 1, 2.87% due 11/1/2031	422,749	408,123
	Series 2014-20H Class 1, 2.88% due 8/1/2034	308,836	296,359
	Series 2015-20B Class 1, 2.46% due 2/1/2035	307,821	290,436
	Series 2015-20G Class 1, 2.88% due 7/1/2035	626,894	595,037
	Series 2015-20I Class 1, 2.82% due 9/1/2035	640,474	608,867
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,456,194	1,357,246
	Series 2017-20K Class 1, 2.79% due 11/1/2037	703,063	658,226
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	993,051	875,871
	Total U.S. Government Agencies (Cost $8,665,788)		8,255,377
	Mortgage Backed — 66.8%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A, 2.18% due 1/25/2051	3,824,987	3,081,087
	Federal Home Loan Mtg Corp.,
[c]	Pool 1L0049, 6.792% (H15T1Y + 2.15%) due 2/1/2046	916,148	932,959
	Pool RE6097, 2.00% due 5/1/2051	1,926,577	1,492,738
	Pool RE6119, 2.50% due 12/1/2051	1,676,686	1,369,638
	Pool SE9046, 3.00% due 12/1/2051	1,938,789	1,675,417
	Pool T61943, 3.50% due 8/1/2045	83,748	76,566
	Pool T65457, 3.00% due 1/1/2048	365,356	319,147
	Pool WN2382, 4.34% due 6/1/2028	565,000	565,741
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3922 Class PQ, 2.00% due 4/15/2041	29,584	28,919
[c]	Series 4105 Class FG, 4.818% (SOFR30A + 0.51%) due 9/15/2042	409,448	401,284
	Series 4120 Class TC, 1.50% due 10/15/2027	143,612	139,826
	Series 4120 Class UE, 2.00% due 10/15/2027	196,577	192,172
	Series 5469 Class QA, 4.50% due 11/25/2054	556,344	545,572
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	550,080
	Series KHG1 Class A3, 3.341% due 12/25/2027	294,692	289,726
	Series KIR1 Class A2, 2.849% due 3/25/2026	196,000	193,511
	Series KJ46 Class A2, 4.796% due 10/25/2031	216,000	220,922
[c]	Series KJ47 Class A2, 5.43% due 6/25/2031	149,000	156,052
	Series KJ48 Class A2, 5.028% due 10/25/2031	379,000	392,102

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[c]	Series 2017-3 Class HA, 3.25% due 7/25/2056	$ 759,845	$ 714,107
[c]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,367,527	2,112,982
	Series 2017-4 Class MT, 3.50% due 6/25/2057	536,204	477,998
[c]	Series 2018-1 Class HA, 3.00% due 5/25/2057	959,758	895,798
[c]	Series 2018-2 Class HA, 3.00% due 11/25/2057	515,818	488,235
	Series 2018-3 Class HA, 3.00% due 8/25/2057	691,878	645,327
	Series 2018-4 Class HA, 3.00% due 3/25/2058	895,993	827,988
	Series 2018-4 Class MA, 3.50% due 3/25/2058	583,035	560,028
	Series 2019-2 Class MA, 3.50% due 8/26/2058	1,474,850	1,404,062
	Series 2019-3 Class MA, 3.50% due 10/25/2058	563,826	540,955
	Series 2019-4 Class MA, 3.00% due 2/25/2059	893,242	832,242
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,294,130	1,203,642
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,275,657	1,159,046
	Series 2020-3 Class MA, 2.00% due 5/25/2060	425,588	383,780
	Series 2020-3 Class MT, 2.00% due 5/25/2060	569,191	440,700
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	933,889	792,770
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool D98887, 3.50% due 1/1/2032	157,147	154,697
	Pool E09025, 2.50% due 3/1/2028	17,331	16,978
	Pool J37586, 3.50% due 9/1/2032	106,893	104,986
	Pool RA6808, 3.00% due 2/1/2052	1,861,978	1,619,720
	Pool RD5043, 2.00% due 12/1/2030	1,314,000	1,257,503
	Pool SB8010, 2.50% due 10/1/2034	411,922	387,618
	Pool SB8030, 2.00% due 12/1/2034	657,612	605,746
	Pool SB8502, 2.00% due 8/1/2035	395,872	365,712
	Pool ZS4730, 3.50% due 8/1/2047	673,252	617,370
	Pool ZS7299, 3.00% due 10/1/2030	310,722	303,327
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	184,051	160,894
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	712,403	612,534
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	217,167	192,018
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	141,014	123,925
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,278,267	1,103,941
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	439,273	386,882
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	272,389	232,975
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	118,367	104,054
	Federal National Mtg Assoc.,
[c]	Pool 895572, 7.82% (RFUCCT1Y + 1.82%) due 6/1/2036	45,970	46,649
	Pool BF0130, 3.50% due 8/1/2056	291,600	263,536
	Pool BF0144, 3.50% due 10/1/2056	416,235	381,004
[c]	Pool BH4524, 2.937% (5-Yr. CMT + 1.150%) due 6/1/2046	1,246,998	1,196,683
[c]	Pool BM6885, 1.605% (2.20% - SOFR30A) due 12/1/2051	434,402	402,575
	Pool BM6983, 3.00% due 3/1/2052	1,005,135	855,624
	Pool BS6056 3.85% due 8/1/2032	290,000	276,973
[c]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	455,352	423,095
	Federal National Mtg Assoc., CMBS,
[c]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	276,741	275,125
[c]	Series 2018-SB47 Class A5H, 5.126% (SOFR30A + 0.81%) due 1/25/2038	297,100	295,787
	Federal National Mtg Assoc., CMO REMIC,
[c]	Series 2009-17 Class AH, 0.493% due 3/25/2039	169,638	136,513
	Series 2011-70 Class CA, 3.00% due 8/25/2026	200,733	198,412
[c]	Series 2013-81 Class FW, 4.72% (SOFR30A + 0.41%) due 1/25/2043	679,197	668,145
[c]	Series 2013-92 Class FA, 4.97% (SOFR30A + 0.66%) due 9/25/2043	494,916	489,132
	Series 2024-25 Class VB, 5.50% due 3/25/2035	486,989	496,601
	Series 2024-70 Class MP, 4.50% due 10/25/2054	476,007	468,598
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	987,310	960,516
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	24,246	24,131
	Pool AJ1752, 3.50% due 9/1/2026	80,612	79,950
	Pool AL6582, 3.50% due 4/1/2030	229,529	226,286
	Pool AL7801, 2.50% due 11/1/2030	822,526	796,019
	Pool AL9445, 3.00% due 7/1/2031	6,788	6,621
	Pool AS9749, 4.00% due 6/1/2047	255,981	242,203
	Pool AU2669, 2.50% due 10/1/2028	226,658	221,109

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/PRINCIPAL AMOUNT	VALUE
	Pool BM4153, 3.00% due 6/1/2033	$ 790,333	$ 764,940
	Pool BM4864, 3.50% due 5/1/2033	490,419	483,097
	Pool CA0942, 2.50% due 12/1/2032	512,425	489,235
	Pool CA4102, 3.50% due 8/1/2029	278,763	275,551
	Pool CA5271, 2.50% due 3/1/2035	735,729	694,479
	Pool CA5282, 3.00% due 3/1/2035	1,554,879	1,495,904
	Pool CA7535, 1.50% due 10/1/2030	1,388,335	1,318,834
	Pool FM1523, 2.50% due 8/1/2029	244,721	239,144
	Pool FM2831, 2.50% due 5/1/2032	832,148	803,237
	Pool FM3494, 2.50% due 4/1/2048	329,080	281,823
	Pool FM4936, 2.00% due 12/1/2035	1,041,988	961,161
	Pool FM5458, 1.50% due 12/1/2035	1,062,153	945,757
	Pool FS0916, 3.00% due 3/1/2052	2,402,655	2,079,628
	Pool FS6157, 3.00% due 9/1/2052	6,386,844	5,535,314
	Pool FS6212, 1.50% due 5/1/2032	277,618	261,513
	Pool MA2353, 3.00% due 8/1/2035	481,928	458,573
	Pool MA3465, 4.00% due 9/1/2038	283,611	277,647
	Pool MA3681, 3.00% due 6/1/2034	217,433	209,105
	Pool MA3896, 2.50% due 1/1/2035	71,486	67,099
	Pool MA4148, 2.00% due 10/1/2030	293,160	280,814
	Pool MA4390, 2.00% due 7/1/2031	2,205,310	2,102,969
	Government National Mtg Assoc.,
[c]	Pool 894205, 4.625% (H15T1Y + 1.50%) due 8/20/2039	74,328	74,804
[c]	Pool MA0100, 4.875% (H15T1Y + 1.50%) due 5/20/2042	113,373	115,794
	Government National Mtg Assoc., CMBS,
	Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	881,994
	Series 2023-104 Class AD, 4.00% due 1/16/2065	416,904	387,809
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	140,616	133,256
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,327,117	1,311,671
	Series 2025-110 Class L, 1.00% due 6/20/2051	415,000	368,706
	Government National Mtg Assoc., UMBS Collateral, Pool MA0907, 2.00% due 4/20/2028	205,097	199,369
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,564,125	1,436,637
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,564,125	1,427,031
	Total Mortgage Backed (Cost $74,807,244)		70,248,181
	Corporate Bonds — 2.6%
	Utilities — 2.6%
	Electric Utilities — 2.6%
[b]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,164,009	2,773,396
			2,773,396
	Total Corporate Bonds (Cost $3,085,958)		2,773,396
	Short-Term Investments — 0.1%
[d]	State Street Institutional Treasury Money Market Fund, Premier Class, 4.20%,	61,949	61,949
	Total Short-Term Investments (Cost $61,949)		61,949
	Total Investments — 96.8% (Cost $106,710,733)		$101,739,834
	Other Assets Less Liabilities — 3.2%		3,394,542
	Net Assets — 100.0%		$105,134,376

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,854,483, representing 5.57% of the Fund’s net assets.
c	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
d	Rate represents the money market fund annualized seven-day yield at June 30, 2025.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2025 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.